DESCRIPTION OF BUSINESS AND BASIS OF PRESENTATION	12 Months Ended
Dec. 31, 2018
DESCRIPTION OF BUSINESS AND BASIS OF PRESENTATION
DESCRIPTION OF BUSINESS AND BASIS OF PRESENTATION

1. DESCRIPTION OF BUSINESS AND BASIS OF PRESENTATION

Description of the Business— Alliance Data Systems Corporation (“ADSC” or, including its consolidated subsidiaries and variable interest entities, the “Company”) is a leading global provider of data-driven marketing and loyalty solutions serving large, consumer-based businesses. The Company captures and analyzes data created during each customer interaction, leveraging the insight derived from that data to enable clients to identify and acquire new customers and enhance customer loyalty.

The Company operates in two reportable segments: LoyaltyOne® and Card Services. LoyaltyOne provides coalition and short-term loyalty programs through the Canadian AIR MILES® Reward Program and BrandLoyalty Group B.V. (“BrandLoyalty”). Card Services encompasses credit card processing, billing and payment processing, customer care and collections services for private label retailers as well as private label and co-brand retail credit card and loan receivables financing, including securitization of certain credit card receivables that it underwrites from its private label and co-brand retail credit card programs. The Company’s consolidated financial statements have been presented with the Epsilon® segment as a discontinued operation. See Note 23, “Discontinued Operations,” for more information.

Basis of Presentation—For purposes of comparability, certain prior period amounts have been reclassified to conform to the current year presentation in accordance with accounting principles generally accepted in the United States of America (“GAAP”).   Specifically, certain statement of cash flows reclassifications were made for the adoption of Accounting Standards Update (“ASU”) 2016-18, “Restricted Cash.” The consolidated statements of cash flows are presented by combining both discontinued and continuing operations cash flows in each cash flow statement line item. The following table provides a reconciliation of cash and cash equivalents to the total of the amounts reported in the consolidated statements of cash flows:

	December 31,	December 31,	December 31,
	2018	2017	2016
	(In millions)
Cash and cash equivalents	$3,863.1	$4,190.0	$1,859.2
Restricted cash included within other current assets (1)	60.7	50.4	51.2
Restricted cash included within redemption settlement assets, restricted (2)	43.9	74.3	58.1
Total cash, cash equivalents and restricted cash	$3,967.7	$4,314.7	$1,968.5
(1)	Includes cash restricted for interest repayments of non-recourse borrowings of consolidated securitized debt and other restricted cash within other current assets.
(2)	See Note 2, “Summary of Significant Accounting Policies,” for additional information regarding nature of restrictions on redemption settlement assets.